ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2023
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Schedule of equity interest in the subsidiaries

		Country of
		incorporation
		and principal
		place of		% Equity interest
Name	Principal activities	business	Ref	06/30/2023	06/30/2022	06/30/2021
RASA Holding, LLC	Investment in subsidiaries	USA		100.00%	100.00%	100.00%
Rizobacter Argentina S.A.	Microbiology Business	Argentina		80.00%	80.00%	80.00%
Rizobacter do Brasil Ltda.	Microbiology Business	Brazil	a	80.00%	80.00%	79.99%
Rizobacter del Paraguay S.A.	Microbiology Business	Paraguay	a	80.00%	80.00%	79.92%
Rizobacter Uruguay	Microbiology Business	Uruguay	a	80.00%	80.00%	80.00%
Rizobacter South Africa	Microbiology Business	South Africa	a	76.00%	76.00%	76.00%
Comer. Agrop. Rizobacter de Bolivia S.A.	Microbiology Business	Bolivia	a	80.00%	80.00%	79.96%
Rizobacter USA, LLC	Microbiology Business	USA	a	80.00%	80.00%	80.00%
Rizobacter Colombia SAS	Microbiology Business	Colombia	a	80.00%	80.00%	80.00%
Rizobacter France SAS	Microbiology Business	France	a	80.00%	80.00%	80.00%
Bioceres Crops S.A.	Corporate related expenses	Argentina		90.00%	90.00%	90.00%
BCS Holding, LLC	Investment in subsidiaries	USA		100.00%	100.00%	100.00%
Bioceres Semillas S.A.U.	Seeds and Traits	Argentina		100.00%	100.00%	100.00%
Verdeca, LLC	Seeds and Traits	USA		100.00%	100.00%	100.00%
Insumos Agroquímicos S.A.	Selling of agricultural inputs	Argentina		61.32%	61.32%	50.10%
Bioceres Crops Do Brasil Ltda.	Seeds and Traits	Brazil		100.00%	100.00%	—
Pro Farm Group, Inc.	Microbiology Business	United States	b	100.00%	—	—
Pro Farm International, OÜ	Microbiology Business	Finland	b	100.00%	—	—
Pro Farm Michigan Manufacturing, LLC	Microbiology Business	United States	b	100.00%	—	—
Pro Farm Russia, LLC	Microbiology Business	Russia	b	100.00%	—	—
Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda.	Microbiology Business	Brazil	b	99%	—	—
Glinatur S.A.	Microbiology Business	Uruguay	b	100.00%
Pro Farm Technologies, OÜ	Microbiology Business	Finland	b	100.00%	—	—
a)	Indirect interests held through Rizobacter. The indirect equity interest participation included in this table was the 80% of the direct equity interest participation that Rizobacter owns in each entity.
b)	On July 12, 2022 we acquired a controlling interest in Pro Farm Group Inc. (“Pro Farm”). See Note 6.